Financing Agreements	12 Months Ended
Apr. 30, 2012
Notes to Financial Statements
Financing Agreements

(2) Financing Agreements

On February 24, 2010, the Company entered into a Note and Security Agreement with David Sheerr, the sole owner of Sheerr Memory, LLC and a current employee and executive officer of the Company (See Note 4). Under the agreement, the Company borrowed the principal sum of $1.0 million for a period of six months, which the Company could extend for an additional three months without penalty. The loan bore interest at the rate of 5.25%. Interest was payable monthly, and the entire principal amount was payable in the event of the employee’s termination of employment by the Company. The loan was secured by a security interest in all machinery, equipment and inventory of Dataram at its Montgomeryville, PA location. The loan was paid in full on August 13, 2010. No further financing is available to the Company under this agreement.

On July 27, 2010, the Company entered into an agreement with a financial institution for formula-based secured debt financing of up to $5.0 million. Borrowings are secured by substantially all assets. On March 2, 2012, the agreement was amended to reduce the amount available under the credit facility to $3.5 million which, according to the Company’s projections, will be sufficient to allow for maximum borrowing under the formulas provided for in the agreement. On May 17, 2012, the agreement was amended and restated. The amended and restated documents reduced the interest rate to prime plus 6%, subject to a minimum of 9.25% and also not less than $8 per month. The loan facility allows borrowing of 90% of eligible domestic receivables. In addition, the loan facility now allows borrowing of 90% of eligible foreign receivables to a maximum of $500 and 25% of eligible inventory to a maximum of 20% of the amount available on receivables. The total credit line remains at $3.5 million and the Tangible Net Worth covenant is $2.0 million, measured quarterly. The Company agreed to pay an exit fee if it terminates the agreement more than 30 days prior to the one year anniversary of the amended and restated agreement. The amount of financing available to the Company under the agreement varies with the Company’s eligible accounts receivable and inventory. At April 30, 2012, the Company had approximately $1.1 million of additional financing available to it under the terms of the agreement.

Also, on July 27, 2010, the Company entered into an agreement with a vendor, Sheerr Memory, to consign a formula-based amount of up to $3.0 million of certain inventory into the Company’s manufacturing facilities. As of April 30, 2011, the Company has received financing totaling $1.5 million under this agreement, of which $1.0 million was used to repay in full a note payable to the employee arising from an agreement entered into with the employee in February, 2010 and which expired in August 2010. On December 14, 2011, the Company repaid the loan in full. No further financing is available to the Company under this agreement.

On December 14, 2011, the Company entered into a new Note and Security Agreement with Mr. Sheerr. The agreement provides for secured financing of up to $2.0 million. The Company is obligated to pay monthly, interest equal to 10% per annum calculated on a 360 day year of the outstanding loan balance. Principal is payable in sixty equal monthly installments, beginning on July 15, 2012. The Company may prepay any or all sums due under this agreement at any time without penalty. On closing, the Company borrowed $1.5 million under the agreement and repaid in full the $1.5 million due under the previously described agreement that the Company entered into with Sheerr Memory on July 27, 2010. On January 31, 2012, the Company has borrowed the full $2.0 million available under this agreement. Principal amounts due under this obligation are $33 per month beginning on July 15, 2012. For the next fiscal year following April 30, 2012, the principal amount due under this obligation is $333. In each of four fiscal periods from May 1, 2013 thru April 30, 2017, the principal amounts due under this obligation are $400. In the fiscal period from May 1, 2017 thru June 30, 2017, the principal amount due on this obligation is $67.

The weighted average interest rate on amounts borrowed under these agreements at April 30, 2012 and 2011 was 12.0% and 11.4%, respectively. The average dollar amount borrowed under these agreements for the fiscal years ended April 30, 2012, 2011 and 2010 was $2,121, $2,263 and $250, respectively.